Fair Value of Financial Instruments (Details) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Assets
Other assets
Total
Liabilities
Short and long-term debt		2,935,400	1,748,000
Total		2,935,400	1,748,000
Level 1 [Member]
Assets
Other assets
Total
Liabilities
Short and long-term debt
Total
Level 2 [Member]
Assets
Other assets
Total
Liabilities
Short and long-term debt
Total
Level 3 [Member]
Assets
Other assets
Total
Liabilities
Short and long-term debt		2,935,400	1,748,000
Total		$ 2,935,400	$ 1,748,000